Putnam Investments
One Post Office Square
Boston, MA 02109
June 30, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Floating Rate Income Fund (Reg. No. (333-515) (811-07513) (the “Fund”) Post-Effective
Amendment No. 123 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 123 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 30, 2011.

Comments or questions concerning this certificate may be directed to Carlo Forcione at 1-800-225-2465, ext. 11224.

Very truly yours,

PUTNAM FLOATING RATE INCOME FUND

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc:   James Thomas, Esq.